Income Taxes - (Tables)	3 Months Ended
Mar. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

	Three Months Ended March 31,
	2025	2024
Effective income tax rate	8.8%	9.3%